Loans and Related Allowace for Loan Losses (Classes of the Loan Portfolio Summarized by the Aggregate Risk Rating) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total loans	$ 277,500	$ 289,681	$ 298,102
Commercial, financial and agricultural [Member]
Total loans	19,296	19,417	19,911
Real estate - commercial [Member]
Total loans	69,187	60,774	56,305
Real estate - construction [Member]
Total loans	18,092	17,508	13,256
Real estate - mortgage [Member]
Total loans	153,122	176,544	190,958
Obligations of state and political subdivisions [Member]
Total loans	12,769	8,780	8,984
Personal [Member]
Total loans	5,034	6,658	8,688
Pass [Member]
Total loans	248,741	257,408
Pass [Member] | Commercial, financial and agricultural [Member]
Total loans	17,570	17,657
Pass [Member] | Real estate - commercial [Member]
Total loans	55,198	48,108
Pass [Member] | Real estate - construction [Member]
Total loans	14,001	14,616
Pass [Member] | Real estate - mortgage [Member]
Total loans	144,179	161,607
Pass [Member] | Obligations of state and political subdivisions [Member]
Total loans	12,769	8,780
Pass [Member] | Personal [Member]
Total loans	5,024	6,640
Special Mention [Member]
Total loans	14,739	18,122
Special Mention [Member] | Commercial, financial and agricultural [Member]
Total loans	904	671
Special Mention [Member] | Real estate - commercial [Member]
Total loans	8,939	8,898
Special Mention [Member] | Real estate - construction [Member]
Total loans	1,022	1,022
Special Mention [Member] | Real estate - mortgage [Member]
Total loans	3,864	7,513
Special Mention [Member] | Personal [Member]
Total loans	10	18
Substandard [Member]
Total loans	9,049	9,335
Substandard [Member] | Commercial, financial and agricultural [Member]
Total loans	822	1,089
Substandard [Member] | Real estate - commercial [Member]
Total loans	5,010	3,768
Substandard [Member] | Real estate - construction [Member]
Total loans	867	720
Substandard [Member] | Real estate - mortgage [Member]
Total loans	2,350	3,758
Doubtful [Member]
Total loans	4,971	4,816
Doubtful [Member] | Real estate - commercial [Member]
Total loans	40
Doubtful [Member] | Real estate - construction [Member]
Total loans	2,202	1,150
Doubtful [Member] | Real estate - mortgage [Member]
Total loans	$ 2,729	$ 3,666